INVESTMENT PROPERTIES - Schedule of Fair Value Sensitivity Analysis (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Impact of +10 bps on exit cap rate
Statement [Line Items]
Building and land (decrease)	$ (3,352,872)	$ (3,058,824)
Impact of +10 bps on discount rate
Statement [Line Items]
Building and land (decrease)	(3,734,745)	(3,403,144)
Impact of +10 bps on exit cap rate and discount rate
Statement [Line Items]
Building and land (decrease)	(6,994,059)	(6,375,750)
Impact of -10 bps on exit cap rate
Statement [Line Items]
Building and land (decrease)	3,352,872	3,058,824
Impact of -10 bps on discount rate
Statement [Line Items]
Building and land (decrease)	3,734,745	3,403,144
Impact of -10 bps on exit cap rate and discount rate
Statement [Line Items]
Building and land (decrease)	$ 6,994,059	$ 6,375,750